SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 6) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Financial instruments and hedging activities
Reclassifications of fair value hierarchy levels of financial assets and liabilities	0	0	0
Number of counterparties with whom multiple derivative contracts related to assets and liabilities are not offset	1
Stock-based compensation
Compensation cost recognized related to phantom stock options granted	483.0	1,445.8	470.2
Russia
Retirement benefit and social security costs
Social contribution expensed	7,535	6,512	5,877
Ukraine
Retirement benefit and social security costs
Payments to the pension fund	2,803	2,493	2,250